Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Salaries and short-term benefits	$ 14,180	$ 13,863
Post-employment benefits	1,287	535
Share-based payments	3,195	2,446
Key management personnel compensation	$ 18,662	$ 16,844